Consolidated Balance Sheets (Unaudited) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2014	Dec. 31, 2013
CURRENT ASSETS:
Cash and cash equivalents	$ 19,623	$ 5,677
Trade receivables	255	190
Prepayments and other assets	354	283
Inventories	227	0
Deferred charges, current portion	413	0
Due from related party (Note 3 (a))	489	1,456
Total current assets	21,361	7,606
FIXED ASSETS, NET:
Vessels, net (Note 3(c) & Note 4)	655,885	453,175
Total fixed assets, net	655,885	453,175
OTHER NON CURRENT ASSETS:
Restricted cash (Note 5)	24,000	22,000
Deferred revenue	1,942	3,627
Deferred charges, net of current portion	1,803	1,652
Due from related party (Note 3(a))	900	675
Total assets	705,891	488,735
CURRENT LIABILITIES:
Current portion of long term debt (Note 5)	20,000	0
Trade payables	2,529	3,743
Loan from related party (Note 3(b))	0	5,500
Due to related party (Note 3(a))	710	0
Accrued liabilities	920	1,041
Unearned revenue	7,053	4,619
Total current liabilities	31,212	14,903
Deferred revenue	1,741	2,048
Long-term debt, net of current portion (Note 5)	315,000	214,085
Total non-current liabilities	316,741	216,133
Commitments and contingencies (Note 7)	0	0
PARTNERS' EQUITY:
Common unitholders: 20,505,000 units issued and outstanding as at June 30, 2014 and 14,985,000 units issued and outstanding as of December 31, 2013 (Note 8)	305,863	182,969
Subordinated unitholders: 14,985,000 units issued and outstanding as at June 30, 2014 and December 31, 2013 (Note 8)	51,852	74,580
General partner: 35,526 units issued and outstanding as at June 30, 2014 and 30,000 units issued and outstanding as at December 31, 2013 (Note 8)	223	150
Total partners' equity	357,938	257,699
Total liabilities and partners' equity	$ 705,891	$ 488,735